Short-term Investments (Tables)	12 Months Ended
Dec. 31, 2020
Short-term Investments.
Schedule of short-term investments

	As of December 31,
	2019	2020
	RMB	RMB

	(in thousands)
Short‑term investments:
Bank time deposits	1,225	134,736
Wealth management products	1,843,370	15,553,585
Total	1,844,595	15,688,321